CONSOLIDATED BALANCE SHEETS (Parenthetical)(Consolidated VIE [Member] CNY) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Accounts payable	2,007	1,975
Deferred revenues - current	23,518	20,525
Accrued expenses and other current liabilities	22,113	18,644
Amounts due to related parties	1,926	1,953
Income taxes payable	10,004	8,893
Other taxes payable	4,442	3,047
Deferred revenue - non-current	29	33
Deferred tax liabilities-non-current	978	1,017
Unrecognized tax benefit	3,555	2,364